Shareholders' capital - Additional Information (Detail) CAD / shares in Units, CAD in Thousands			2 Months Ended	6 Months Ended	12 Months Ended
	Nov. 10, 2017 CAD CAD / shares shares	Dec. 29, 2014 CAD CAD / shares shares	Mar. 02, 2018 shares	Jun. 30, 2016 shares	Dec. 31, 2017 CAD Right vote CAD / shares shares	Dec. 31, 2016 CAD CAD / shares shares
Stockholders Equity Note [Line Items]
Number of entitled votes per common share | vote					1
Number of voting rights per share | Right					1
Discount rate on share purchases					50.00%
Common shares issued (in shares)					43,470,000	12,938,457
Discount rate on share purchases under dividend reinvestment plan					5.00%
Carrying amount | CAD					CAD 213,805	CAD 213,805
Preferred stock redemption price per share (in CAD per share) | CAD / shares					CAD 25
Total share-based compensation expense | CAD					CAD 10,804	5,675
Death Benefits
Stockholders Equity Note [Line Items]
Stock options exercised period					1 year
Resignation or Termination
Stockholders Equity Note [Line Items]
Stock options exercised period					30 days
Maximum | Retirement
Stockholders Equity Note [Line Items]
Stock options exercised period					90 days
Minimum
Stockholders Equity Note [Line Items]
Percentage of outstanding stock to be purchased to acquire discount (or more)					20.00%
Subsequent Event
Stockholders Equity Note [Line Items]
Additional shares issued under dividend reinvestment plan (in shares)			1,063,572
Employee Stock Option
Stockholders Equity Note [Line Items]
Total share-based compensation expense | CAD					CAD 3,990	3,006
Unrecognized compensation costs, non-vested options | CAD					CAD 2,796
Unrecognized compensation costs, non-vested options, period of recognition					1 year 7 months 10 days
Stock Option Plans | Maximum
Stockholders Equity Note [Line Items]
Percentage of shares reserves under plan (must not exceed)					8.00%
Performance Share Units
Stockholders Equity Note [Line Items]
Maximum aggregate number of shares reserved for future issuance (in shares)					7,000,000
Performance share units granting period					3 years
Percentage of shares issued on number of PSU grants, minimum					2.00%
Percentage of shares issued on number of PSU grants, maximum					237.00%
Employee share purchase
Stockholders Equity Note [Line Items]
Total share-based compensation expense | CAD					CAD 568	CAD 238
Vesting period of matching contribution shares					1 year
Maximum aggregate number of shares reserved for future issuance (in shares)					2,000,000
Common stock, shares issued (in shares)					283,523	144,264
Deferred Share Units
Stockholders Equity Note [Line Items]
Maximum aggregate number of shares reserved for future issuance (in shares)					1,000,000
Shares issued during period (in shares)					293,906	224,663.24
Performance share units
Stockholders Equity Note [Line Items]
Total share-based compensation expense | CAD					CAD 5,475	CAD 1,748
Unrecognized compensation costs, non-vested awards | CAD					CAD 8,471
Unrecognized compensation costs, non-vested options, period of recognition					1 year 10 months 2 days
Series A Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock issued (in shares)					4,800,000	4,800,000
Shares issued, price per share (CAD per share) | CAD / shares					CAD 25	CAD 25
Carrying amount | CAD					CAD 116,546	CAD 116,546
Fixed cumulative annual dividend per share (CAD per share) | CAD / shares					CAD 1.125
Subsequent yield period					5 years
Preferred stock, Subsequent redemption period					5 years
Series C Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock redemption price per share (in CAD per share) | CAD / shares					CAD 53,400
Redeemable preferred stock issued (in shares)					100
Series D Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock issued (in shares)					4,000,000	4,000,000
Shares issued, price per share (CAD per share) | CAD / shares					CAD 25	CAD 25
Carrying amount | CAD					CAD 97,259	CAD 97,259
Fixed cumulative annual dividend per share (CAD per share) | CAD / shares					CAD 1.25
Subsequent yield period					5 years
Preferred stock, Subsequent redemption period					5 years
Government of Canada Bond Yield | Series A Preferred Stock
Stockholders Equity Note [Line Items]
Dividend variable interest rate					2.94%
Government of Canada Bond Yield | Series D Preferred Stock
Stockholders Equity Note [Line Items]
Dividend variable interest rate					3.28%
Government of Canada Treasury Bill Yield | Series B Preferred Stock
Stockholders Equity Note [Line Items]
Dividend variable interest rate					2.94%
Government of Canada Treasury Bill Yield | Series E Preferred Stock
Stockholders Equity Note [Line Items]
Dividend variable interest rate					3.28%
Emera | Subscription receipts | Park Water Company
Stockholders Equity Note [Line Items]
Common shares issued (in shares)		3,316,583
Issuance of convertible debentures, net of costs | CAD		CAD 33,000
Additional shares issued under dividend reinvestment plan (in shares)				252,011
Shares issued, price per share (CAD per share) | CAD / shares		CAD 9.95
Emera | Odell Wind Facility | Subscription receipts
Stockholders Equity Note [Line Items]
Common shares issued (in shares)		8,708,170
Issuance of convertible debentures, net of costs | CAD		CAD 77,503
Additional shares issued under dividend reinvestment plan (in shares)				661,693
Shares issued, price per share (CAD per share) | CAD / shares		CAD 8.90
Range One | Employee share purchase
Stockholders Equity Note [Line Items]
Employer matching contribution, percent					20.00%
Range Two | Employee share purchase
Stockholders Equity Note [Line Items]
Employer matching contribution, percent					10.00%
Range Three | Employee share purchase
Stockholders Equity Note [Line Items]
Employer matching contribution, percent					15.00%
Public Stock Offering [Member]
Stockholders Equity Note [Line Items]
Sale of stock, price per share (CAD per share) | CAD / shares	CAD 13.25
Payments of Stock Issuance Costs | CAD	CAD 24,342
Public Stock Offering [Member] | Common shares
Stockholders Equity Note [Line Items]
Number of shares issued pursuant to public offering	43,470,000
Cash proceeds from issuance of shares | CAD	CAD 576,000
Payments Of Stock Issuance Costs, Net of Tax | CAD	CAD 17,895